Common, subordinated and preferred units	9 Months Ended
Sep. 30, 2019
Common, subordinated and preferred units
Common, subordinated and preferred units

16. Common, subordinated and preferred units

The following table shows the movements in the number of common units, subordinated units and preferred units from December 31, 2017 until September 30, 2019:

	Common	Common		8.75% Series A
	Units	Units	Subordinated	Preferred
(in units)	Public	Höegh LNG	Units	Units
December 31, 2017	17,648,844	2,116,060	13,156,060	4,600,000
June 6, 2018: Awards to non-employee directors as compensation for directors' fees	8,840	—	—	—
July 5, 2018: Awards to non-employee directors as compensation for directors' fees	2,210	—	—	—
Units issued to staff at Höegh LNG during 2018	14,622	(14,622)	—	—
Phantom units issued to CEO/CFO during 2018	17,079	—	—	—
ATM program (from January 26, 2018 to December 31, 2018)	253,106	—	—	1,529,070
December 31, 2018	17,944,701	2,101,438	13,156,060	6,129,070
June 4, 2019: Awards to non-employee directors as compensation for directors' fees	8,944	—	—	—
July 17, 2019: Awards to non-employee directors as compensation for directors' fees	2,236	—	—	—
August 16, 2019: Subordinated units converted to common units	—	13,156,060	(13,156,060)	—
ATM program (from January 1, 2019 to September 30, 2019)	53,160	—	—	105,122
September 30, 2019	18,009,041	15,257,498	—	6,234,192

The subordination period, as defined in the Second Amended and Restated Agreement of Limited Partnership of Höegh LNG Partners LP, for the subordinated units ended on August 16, 2019. All of the subordinated units, which were owned by Höegh LNG, converted to common units on a one-for-one basis. As of September 30, 2019, Höegh LNG owned  15,257,498 common units.

Refer to note 17 for information on distributions to common unitholders.

The Series A preferred units represent perpetual equity interests in the Partnership and, unlike the Partnership’s debt, do not give rise to a claim for payment of a principal amount at a particular date. The Series A preferred units rank senior to the Partnership’s common units as to the payment of distributions and amounts payable upon liquidation, dissolution or winding up but junior to all the Partnership’s debt and other liabilities. The Series A preferred units have a liquidation preference of $25.00 per unit. At any time on or after October 5, 2022, the Partnership may redeem, in whole or in part, the Series A preferred units at a redemption price of $25.00 per unit plus an amount equal to all accumulated and unpaid distributions thereon to the date of redemption. The distribution rate on the Series A preferred units is 8.75% per annum of the $25.00 per unit value (equivalent to $2.1875 per annum per unit). The distributions are cumulative and recorded when declared. However, since the Series A preferred units rank senior to the Partnership’s common units, the portion of net income, equivalent to the Series A preferred units’ paid and undeclared distributions for that period, is reflected as Preferred unitholders’ interest in net income on the consolidated statement of income. Distributions are payable quarterly, when, and if declared by the Partnership’s board of directors out of legally available funds for such purpose. Holders of the Series A preferred units generally have no voting rights. However, if and whenever distributions payable on the Series A preferred units are in arrears for six or more quarterly periods, whether or not consecutive, holders of Series A Preferred Units will be entitled to replace one of the members of the Partnership's board of directors appointed by the general partner with a person nominated by such holders.